Label	Element	Value
Nonhedging Derivative Instrument [Member] | Hedging Instruments [Member]
Current Derivative Financial Assets	ifrs-full_CurrentDerivativeFinancialAssets	$ 41,023,000
Noncurrent Derivative Financial Assets	ifrs-full_NoncurrentDerivativeFinancialAssets	36,086,000
Current Derivative Financial Liabilities	ifrs-full_CurrentDerivativeFinancialLiabilities	207,957,000
Current Derivative Financial Liabilities	ifrs-full_CurrentDerivativeFinancialLiabilities	2,026,476,000
Noncurrent Derivative Financial Liabilities	ifrs-full_NoncurrentDerivativeFinancialLiabilities	159,630,000
Noncurrent Derivative Financial Liabilities	ifrs-full_NoncurrentDerivativeFinancialLiabilities	124,048,000
Deferred Tax Assets And Liabilities [Member] | Provision Contingencies Workers [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	5,989,000
Deferred Tax Assets And Liabilities [Member] | Provision Of Human Resources Accounts [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	6,497,206,000
Deferred Tax Assets And Liabilities [Member] | Provision For Civil Contingencies [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	3,762,772,000
Deferred Tax Assets And Liabilities [Member] | Provision For Doubtful Trade Accounts [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	13,238,237,000
Deferred Tax Assets And Liabilities [Member] | Dismantling Provision [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	17,411,395,000
Deferred Tax Assets And Liabilities [Member] | Taxes Relating To Hyperinflationary Effect [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	(213,442,000)
Deferred Tax Assets And Liabilities [Member] | Recoverable Taxes [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	10,491,314,000
Deferred Tax Assets And Liabilities [Member] | Taxes Relating To Equity Method Accounting [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	30,938,736,000
Deferred Tax Assets And Liabilities [Member] | Tax Relating To Capitalization Of Financial Expenses [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	(4,780,923,000)
Deferred Tax Assets And Liabilities [Member] | Other Temporary Differences [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	38,687,383,000
Deferred Tax Assets And Liabilities [Member] | Other Provisions [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	236,709,000
Deferred Tax Assets And Liabilities [Member] | Tax Relating To Accumulated Depreciation [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	(263,685,283,000)
Deferred Tax Assets And Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	5,971,995,000
Deferred Tax Assets And Liabilities [Member] | Other Taxes [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	2,251,698,000
Deferred Tax Assets And Liabilities [Member] | Tax Loss Carryforward [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	9,536,102,000
Deferred Tax Assets And Liabilities [Member] | Tax Relating To Provisions [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	41,152,308,000
Deferred Tax Assets And Liabilities [Member] | Deferred Tax Assets Liabilities Before Compensation [Member]
Deferred Tax Liability Asset	ifrs-full_DeferredTaxLiabilityAsset	$ (168,337,495,000)